Schedule H, Line 4i- Schedule of Assets (Held at End of Year)	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i- Schedule of Assets (Held at End of Year)
JEFFERIES EMPLOYEES’
PROFIT SHARING PLAN EIN:
13-2615557
PLAN No. 005
Schedule H, Line
4i-
Schedule of Assets (Held at End of Year)
November 30, 2025

(a)	(b) Identity of issue	(c) Description of investment	(d) Cost**	(e) Current value
*	Fidelity 500 Index Fund (1,285,207 shares)	Mutual Funds		$306,264,987
*	Fidelity OTC Commingled Pool (3,791,879 shares)	Common Collective Fund		226,147,685
*	Jefferies (2,041,582 shares)	Common Stock		117,518,258
*	FIMM Govt CL I (62,922,905 shares)	Mutual Funds		62,922,906
*	Fidelity Freedom Fund K 2045 (3,763,096 shares)	Mutual Funds		59,983,751
*	Fidelity Freedom Fund K 2050 (3,211,948 shares)	Mutual Funds		52,034,217
*	Fidelity Freedom Fund K 2040 (3,810,646 shares)	Mutual Funds		51,405,625
*	Fidelity Freedom Fund K 2055 (2,447,619 shares)	Mutual Funds		45,966,291
	Harbor Cap Apr Inst (328,965 shares)	Mutual Funds		43,120,829
*	Fidelity Freedom Fund K 2035 (2,352,125 shares)	Mutual Funds		42,314,735
*	Fidelity Freedom Fund K 2060 (2,346,957 shares)	Mutual Funds		40,508,486
*	Fidelity International Discovery K (2,444,149 shares)	Mutual Funds		40,352,901
	Baron Small Cap Inst (1,147,343 shares)	Mutual Funds		37,873,793
*	Fidelity Freedom Fund K 2030 (1,770,180 shares)	Mutual Funds		35,297,399
	AS SPL Mid Cap Val (502,750 shares)	Mutual Funds		25,579,947
*	Fideltiy Ext Market Index (238,314 shares)	Mutual Funds		24,255,624
*	Fidelity Freedom Fund K 2025 (1,502,565 shares)	Mutual Funds		23,755,563
	JPM Equity Income (886,011 shares)	Mutual Funds		23,745,118
*	BrokerageLink Fund	Mutual Funds		23,282,034
*	Vanguard Value Idx Adm (306,412 shares)	Mutual Funds		22,766,474
*	Fidelity Total Bond Fund K6 (2,197,491 shares)	Mutual Funds		19,777,427
*	Fidelity Freedom Fund K 2025 (1,093,966 shares)	Mutual Funds		16,792,385
	Vanguard FTSE All World Index Adm (336,510 shares)	Mutual Funds		15,233,809
	EV Inc Fund Boston R6 (2,528,549 shares)	Mutual Funds		13,349,159
*	Fidelity Strategic Income Fund (1,004,935 shares)	Mutual Funds		12,209,960
	Victory SM CO OPP (241,018 shares)	Mutual Funds		11,494,183
	Vanguard Total Bond Market Adm (650,719 shares)	Mutual Funds		6,396,576
*	Fidelity Freedom Fund K 2020 (285,247 shares)	Mutual Funds		4,549,697
*	Vitesse (187,301 shares)	Common Stock		3,964,267
*	Fidelity Strategy Real Retirement (375,541 shares)	Mutual Funds		3,376,116
	BrokerageLink Account	Mutual Funds		3,291,361
	AB Global Bond (421,941 shares)	Mutual Funds		2,949,370
*	Fidelity Freedom K Income Fund (106,249 shares)	Mutual Funds		1,208,062
*	Fidelity Freedom Fund K 2015 (83,412 shares)	Mutual Funds		1,045,997
*	Fidelity Freedom Fund K 2070 K6 (69,060 shares)	Mutual Funds		841,909
*	Fidelity Freedom Fund K 2010 K6 (15,311 shares)	Mutual Funds		232,580

		Total Investments		1,421,809,481
*	Notes receivable from participants bearing interest at rates from 4.25% to 9.5% with maturities ranging from December 2025 through September 2035	Participant Loans	-0-	5,855,837
		Total		$1,427,665,318

*	Party-in-interest
**	Cost information not required for participant directed investments and therefore is not included
See accompanying Report of Independent Registered Public Accounting Firm